[Logo omitted]
PBHG Insurance Series Fund, Inc.
--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT   JUNE 30, 2000


[bullet] PBHG LARGE CAP GROWTH PORTFOLIO

PBHG Insurance Series Fund, Inc.
--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO

Dear Shareholder,
The PBHG LARGE CAP GROWTH PORTFOLIO returned +17.91% for the six months ended June 30, 2000, compared to a -0.41% return for the S&P 500 Index. The outperformance relative to the benchmark occurred primarily in the first quarter, during which time the Portfolio appreciated +22.78%. The S&P declined a mere -2.65% in the second quarter, however, this figure inadequately describes the roller coaster investors had to withstand during the period.

The recent phenomenon of investors willing to pay lofty prices for Internet companies with no current earnings but growing revenues seemed to have come to an abrupt halt. As these "New Economy" companies' valuations grew, the scrutiny increased with regard to all technology companies' price appreciation. At the same time, "Old Economy" companies were being devalued by the stock market. The divergence in these two segments reached a crescendo on March 10. Since then, there has been a revision in valuations. Many New Economy issues indiscriminately lost 30% of their value into the close of the first quarter of 2000. The slide continued into April and May, with the average NASDAQ issue off 40% from its 52-week high, and nearly 80% of the companies down at least 20%. The second quarter was highly volatile, especially for those invested in technology issues. But, just as the bears began to roar, the bulls charged forward, with the NASDAQ rebounding +16.6% in June -- one of the largest single-month gains ever for the Index.

Reminiscent of 1999, investors continued to favor technology stocks above all others during the first six months of this year. Determining factors seemed to be sustainable, above-average earnings and revenue growth rates in an environment characterized by increased trading liquidity. Our investment style continued to be in favor over the last six months. We continue to believe that high quality, well managed, non-cyclical growth companies with sustainable competitive advantages represent the most compelling investment opportunities.

Consistent with this view, technology issues continued to be our largest sector representation, ending the six-month period at 51.9%. We remain steadfast in our view that technology is likely to continue to be the fastest growing sector of our economy with the best business momentum. For the six months ended June 30, the Fund's holdings were divided among seven economic sectors: technology, 51.9%; consumer cyclicals, 12.1%; industrial, 10.8%; health care, 7.8%; financial, 4.8%; services, 3.4%; and utilities, 2.9%.

We also experienced some disappointments in the first half. Deteriorating fundamentals prompted the sale of a number of holdings, most ahead of their share price deterioration and, unfortunately, a few after. While negative surprises are a fact of life for investors, minimizing them helps to create superior returns over time. We continue to work diligently to anticipate changes in our companies' business fundamentals.

As we enter the second half of the year, the equity markets are in a period of transition. The euphoria of the last quarter of 1999 and the first quarter of 2000 has abated, and the new mode is one of caution. Clearly the Federal Reserve is no longer accommodative with respect to interest rates as they remove the excess liquidity generated for Y2K. Valuations have been reined in, however, we expect continued periods of extreme short-term volatility. In our opinion, the odds are low for a major sustained downdraft in equity markets in the presence of a vibrant U.S. economy and exceptional fundamental business dynamics. At present, some of the market's "arrogance" that it could continue climbing unabated has waned. In one sense, we are relieved that the ominous correction everyone was anticipating for New Economy stocks has already occurred. While we experienced some discomfort watching some of our "babies" get thrown out with the "bath water", the subsequent rebound separated our "contenders" from the "pretenders". The pullback also presented us with the opportunity to commit new capital to our investments at lower prices, thereby, we believe strengthening the Portfolio for the long-term.

Thank you for the confidence you've shown in Pilgrim Baxter & Associates, Ltd. and for your continued participation in the PBHG Large Cap Growth Portfolio.

Sincerely,

/S/SIGNATURE

Michael S. Sutton, CFA
Portfolio Manager

PBHG Insurance Series Fund, Inc.
--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO (UNAUDITED)

--------------------------------------------------------------------------------
                AVERAGE ANNUAL TOTAL RETURN1 AS OF JUNE 30, 2000
--------------------------------------------------------------------------------

                                                                               Annualized     Annualized
                                                  Six-Month     One Year       Three Year    Inception to
                                                   Return        Return          Return          Date2
----------------------------------------------------------------------------------------------------------
PBHG Large Cap Growth Portfolio                    17.91%        81.86%          40.78%         41.54%
----------------------------------------------------------------------------------------------------------

                     COMPARISON OF CHANGE IN THE VALUE OF A
                         $10,000 INVESTMENT IN THE PBHG
                           LARGE CAP GROWTH PORTFOLIO,
                          VERSUS THE S&P 500 INDEX AND
                           THE LIPPER MULTI-CAP GROWTH
                                  FUNDS AVERAGE
[Line graph omitted--plot points as follows:]

        PBHG Large Cap Growth Portfolio       S&P 500 Index3      Lipper Multi-Cap Growth Funds Average4
4/30/97            $10,000                     $10,000                         $10,000
5/31/97            $10,500                     $10,608                         $10,937
6/30/97            $10,780                     $11,083                         $11,339
7/31/97            $11,790                     $11,965                         $12,357
8/31/97            $11,430                     $11,295                         $12,114
9/30/97            $11,960                     $11,914                         $12,890
10/31/97           $11,520                     $11,516                         $12,302
11/30/97           $11,420                     $12,049                         $12,319
12/31/97           $11,820                     $12,255                         $12,439
1/31/98            $11,730                     $12,391                         $12,396
2/28/98            $12,960                     $13,284                         $13,430
3/31/98            $13,510                     $13,964                         $14,088
4/30/98            $13,600                     $14,104                         $14,252
5/31/98            $13,140                     $13,862                         $13,648
6/30/98            $14,110                     $14,425                         $14,327
7/31/98            $14,020                     $14,272                         $13,846
8/31/98            $11,690                     $12,211                         $11,395
9/30/98            $12,530                     $12,993                         $12,255
10/31/98           $12,750                     $14,050                         $12,910
11/30/98           $13,540                     $14,901                         $13,865
12/31/98           $15,440                     $15,760                         $15,444
1/31/99            $16,070                     $16,419                         $16,265
2/28/99            $15,190                     $15,909                         $15,367
3/31/99            $16,160                     $16,545                         $16,349
4/30/99            $16,120                     $17,186                         $16,815
5/31/99            $15,460                     $16,780                         $16,552
6/30/99            $16,540                     $17,712                         $17,757
7/31/99            $16,010                     $17,159                         $17,422
8/31/99            $16,140                     $17,073                         $17,465
9/30/99            $16,420                     $16,605                         $17,483
10/31/99           $17,930                     $17,656                         $18,806
11/30/99           $20,120                     $18,015                         $20,527
12/31/99           $25,510                     $19,076                         $23,957
1/31/2000          $26,030                     $18,118                         $23,454
2/29/2000          $32,400                     $17,775                         $27,378
3/31/2000          $31,320                     $19,514                         $27,315
4/30/2000          $27,910                     $18,926                         $25,012
5/31/2000          $25,420                     $18,538                         $23,339
6/30/2000          $30,080                     $18,995                         $25,738

 1 Performance is historical and not indicative of future results. The favorable returns experienced by the technology sector in 1999 and the first half of 2000 involved accepting the volatility and risk inherent in that sector and that those returns cannot be consistently achieved. In addition, the products of technology companies may be subject to severe competition and rapid obsolescence. The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

 2  The PBHG Large Cap Growth Portfolio commenced operations on April 30, 1997.

 3 The Standard & Poor's ("S&P") 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy. The Index is unmanaged and reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index is not intended to imply the Portfolio's past or future performance.

 4 The Lipper Multi-Cap Growth Funds Average represents the average performance of all mutual funds classified by Lipper, Inc. in the Multi-Cap Growth category. These performance figures are based on the changes in net asset value of the Funds in the category with all capital gains distributions and income dividends reinvested. The Average is not intended to imply the Portfolio's past or future performance.



SECTOR WEIGHTINGS - AT JUNE 30, 2000
Consumer Cyclical  12%
Financial           5%
Health Care         8%
Industrial         11%
Services            3%
Technology         52%
Utilities           3%
Cash                6%
& of Total Portfolio Investments


            TOP TEN HOLDINGS - JUNE 30, 2000
Nortel Networks                                   2.8%
Siebel Systems                                    2.6%
Juniper Networks                                  2.4%
Citigroup                                         2.2%
General Electric                                  2.0%
Clear Channel Communications                      1.9%
Calpine                                           1.9%
Microsoft                                         1.9%
Infospace                                         1.9%
JDS Uniphase                                      1.8%
-------------------------------------------------------
% of Total Portfolio Investments                 21.4%

PBHG Insurance Series Fund, Inc.
--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO

STATEMENT OF NET ASSETS
AS OF JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                                                   Market
Description                           Shares     Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 96.2%
CONSUMER CYCLICAL -- 12.4%
AUDIO/VIDEO PRODUCTS -- 3.0%
Gemstar International*                 11,500  $          706
Polycom*                                9,900             932
--------------------------------------------------------------------------------
                                                        1,638
--------------------------------------------------------------------------------
BROADCAST SERVICE/PROGRAMMING -- 3.3%
AT&T - Liberty Media, Cl A*            30,200             732
Clear Channel Communications*          14,200           1,065
--------------------------------------------------------------------------------
                                                        1,797
--------------------------------------------------------------------------------
RADIO -- 0.8%
Hispanic Broadcasting*                 12,700             421
--------------------------------------------------------------------------------
                                                          421
--------------------------------------------------------------------------------
RETAIL-BEDDING -- 1.0%
Bed Bath & Beyond*                     15,900             576
--------------------------------------------------------------------------------
                                                          576
--------------------------------------------------------------------------------
RETAIL-BUILDING PRODUCTS -- 0.9%
Home Depot                              9,950             497
--------------------------------------------------------------------------------
                                                          497
--------------------------------------------------------------------------------
RETAIL-CONSUMER ELECTRONICS -- 0.6%
Best Buy*                               4,800             304
--------------------------------------------------------------------------------
                                                          304
--------------------------------------------------------------------------------
RETAIL-JEWELRY -- 0.5%
Tiffany & Company                       3,900             263
--------------------------------------------------------------------------------
                                                          263
--------------------------------------------------------------------------------
RETAIL-REGIONAL DEPARTMENT STORE -- 0.8%
Kohl's*                                 7,800             434
--------------------------------------------------------------------------------
                                                          434
--------------------------------------------------------------------------------
TELEVISION -- 1.5%
Univision Communication*                7,900             818
--------------------------------------------------------------------------------
                                                          818
--------------------------------------------------------------------------------

TOTAL CONSUMER CYCLICAL (COST $6,120)                   6,748
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL -- 4.9%
COMMERCIAL BANKS-WESTERN U.S. -- 1.4%
Zions Bancorporation                   16,700             766
--------------------------------------------------------------------------------
                                                          766
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 2.2%
Citigroup                              20,300           1,223
--------------------------------------------------------------------------------
                                                        1,223
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                   Market
Description                           Shares     Value (000)
--------------------------------------------------------------------------------
FINANCE-INVESTMENT BANKER/BROKER -- 1.3%
Schwab, Charles                        20,000  $          673
--------------------------------------------------------------------------------
                                                          673
--------------------------------------------------------------------------------

TOTAL FINANCIAL (COST $2,569)                           2,662
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HEALTH CARE -- 8.0%
MEDICAL-BIOMEDICAL/GENETIC -- 2.3%
Biogen*                                 7,000             452
Genentech*                              4,700             808
--------------------------------------------------------------------------------
                                                        1,260
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 4.6%
Forest Labs*                            5,000             505
Medimmune*                             10,200             755
Pfizer                                 11,500             552
Shire Pharmaceuticals ADR*             13,437             697
--------------------------------------------------------------------------------
                                                        2,509
--------------------------------------------------------------------------------
THERAPEUTICS -- 1.1%
Gilead Sciences*                        7,900             562
--------------------------------------------------------------------------------
                                                          562
--------------------------------------------------------------------------------

TOTAL HEALTH CARE (COST $3,065)                         4,331
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INDUSTRIAL -- 11.1%
CIRCUIT BOARDS -- 0.8%
Jabil Circuit*                          8,400             417
--------------------------------------------------------------------------------
                                                          417
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS-- 3.8%
General Electric                       20,700           1,097
Tyco International Limited             20,900             990
--------------------------------------------------------------------------------
                                                        2,087
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS-- 2.7%
Celestica*                             10,000             496
Flextronics International*             14,020             963
--------------------------------------------------------------------------------
                                                        1,459
--------------------------------------------------------------------------------
ELECTRONIC MEASURING INSTRUMENTS -- 1.0%
Tektronix                               7,400             548
--------------------------------------------------------------------------------
                                                          548
--------------------------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 1.5%
PE Corp-PE Biosystems Group            12,700             837
--------------------------------------------------------------------------------
                                                          837
--------------------------------------------------------------------------------
POWER CONVERSION/SUPPLY EQUIPMENT -- 1.3%
Capstone Turbine*                      15,400             694
--------------------------------------------------------------------------------
                                                          694
--------------------------------------------------------------------------------

TOTAL INDUSTRIAL (COST $4,737)                          6,042
--------------------------------------------------------------------------------

PBHG Insurance Series Fund, Inc.
--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------
                                                   Market
Description                           Shares     Value (000)
--------------------------------------------------------------------------------
SERVICES -- 3.5%
ADVERTISING AGENCIES -- 0.9%
Omnicom Group                           5,400   $         481
--------------------------------------------------------------------------------
                                                          481
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 1.4%
Digitas*                               15,500             253
DST Systems*                            6,700             510
--------------------------------------------------------------------------------
                                                          763
--------------------------------------------------------------------------------
TELEPHONE-INTEGRATED -- 1.2%
Telefonos De Mexico ADR                11,800             674
--------------------------------------------------------------------------------
                                                          674
--------------------------------------------------------------------------------

TOTAL SERVICES (COST $2,037)                            1,918
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TECHNOLOGY -- 53.3%
APPLICATIONS SOFTWARE -- 4.6%
Microsoft*                             13,200           1,056
Siebel Systems*                         9,000           1,472
--------------------------------------------------------------------------------
                                                        2,528
--------------------------------------------------------------------------------
CELLULAR TELECOMMUNICATION -- 1.0%
AT&T Wireless Group*                   19,400             541
--------------------------------------------------------------------------------
                                                          541
--------------------------------------------------------------------------------
CIRCUITS -- 1.0%
Linear Technology                       8,900             569
--------------------------------------------------------------------------------
                                                          569
--------------------------------------------------------------------------------
COMPUTER DATA SECURITY -- 0.4%
Entrust Technologies*                   2,500             207
--------------------------------------------------------------------------------
                                                          207
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 1.1%
Brocade Communications Systems*         3,200             587
--------------------------------------------------------------------------------
                                                          587
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 2.8%
EMC*                                   11,200             861
Veritas Software*                       6,050             684
--------------------------------------------------------------------------------
                                                        1,545
--------------------------------------------------------------------------------
COMPUTERS-MICRO -- 1.2%
Sun Microsystems*                       7,000             637
--------------------------------------------------------------------------------
                                                          637
--------------------------------------------------------------------------------
COMPUTERS-PERIPHERAL EQUIPMENT -- 0.7%
Integrated Circuit System*             23,400             401
--------------------------------------------------------------------------------
                                                          401
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 0.8%
Fiserv*                                10,000             433
--------------------------------------------------------------------------------
                                                          433
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      Shares/Face      Market
Description                           Amount(000)     Value (000)
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 9.1%
Applied Materials*                      7,200   $         653
Broadcom*                               3,900             854
Fairchild Semiconductor
   International, Cl A*                 5,100             207
Intel                                   3,800             508
Marvel Technology Group*                8,200             467
Novellus Systems*                      10,800             611
Texas Instruments                      13,200             906
Xilinx*                                 8,900             735
--------------------------------------------------------------------------------
                                                        4,941
--------------------------------------------------------------------------------
FIBER OPTICS -- 6.7%
Corning                                 3,500             945
E-Tek Dynamics*                         1,500             396
JDS Uniphase*                           8,400           1,007
SDL*                                    2,200             627
Sycamore Networks*                      6,000             662
--------------------------------------------------------------------------------
                                                        3,637
--------------------------------------------------------------------------------
INTERNET CONTENT -- 1.9%
Infospace*                             18,900           1,044
--------------------------------------------------------------------------------
                                                        1,044
--------------------------------------------------------------------------------
INTERNET SOFTWARE -- 3.8%
Alteon Websystems*                      4,400             440
Ariba*                                  6,200             608
Register.com*                          10,800             330
Verisign*                               3,870             683
--------------------------------------------------------------------------------
                                                        2,061
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 8.4%
Cisco Systems*                         15,300             973
Foundry Networks*                       7,200             792
Juniper Networks*                       9,200           1,339
Network Appliance*                      8,000             644
Oracle*                                10,100             849
--------------------------------------------------------------------------------
                                                        4,597
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 0.7%
China Unicom ADR*                      17,400             370
--------------------------------------------------------------------------------
                                                          370
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 8.2%
ADC Telecommunications*                 9,600             805
Comverse Technology*                    5,000             465
Ditech Communications*                  5,500             520
Lucent Technologies                     7,400             438
Nokia ADR, Cl A                        12,600             629
Nortel Networks+                       23,300           1,590
--------------------------------------------------------------------------------
                                                        4,447
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 0.9%
Nextel Partners, Cl A*                 14,600             475
--------------------------------------------------------------------------------
                                                          475
--------------------------------------------------------------------------------
TOTAL TECHNOLOGY (COST $18,977)                        29,020
--------------------------------------------------------------------------------

PBHG Insurance Series Fund, Inc.
--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------
                                          Shares/Face     Market
Description                               Amount (000)     Value (000)
--------------------------------------------------------------------------------
UTILITIES -- 3.0%
ELECTRIC-GENERATION -- 1.0%
AES*                                   12,600   $         575
--------------------------------------------------------------------------------
                                                          575
--------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCER -- 2.0%
Calpine*                               16,200           1,064
--------------------------------------------------------------------------------
                                                        1,064
--------------------------------------------------------------------------------

TOTAL UTILITIES (COST $965)                             1,639
--------------------------------------------------------------------------------

TOTAL COMMON STOCK (COST $38,470)                      52,360
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 6.5%
Morgan Stanley
     6.70%, dated 06/30/00, matures 07/03/00,
     Repurchase price $3,522,531 (collateralized by
     U.S. Government Agency Instruments:
     total market value $3,614,859) (A)$3,521           3,521
--------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT (COST $3,521)                3,521
--------------------------------------------------------------------------------

TOTAL INVESTMENTS-- 102.7% (COST $41,991)              55,881
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (2.7%)

TOTAL OTHER ASSETS AND LIABILITIES, NET                (1,476)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-capital (authorized
  500 million shares - $0.001 par value)
  based on 1,808,507 outstanding shares
  of common stock                                      36,045
Accumulated net investment loss                           (62)
Accumulated net realized gain on investments            4,532
Net unrealized appreciation on investments             13,890
--------------------------------------------------------------------------------
TOTAL NET ASSETS-- 100.0%                         $    54,405
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                     $30.08
--------------------------------------------------------------------------------

* Non-income producing security
+ The Portfolio held Canadian securities as of June 30, 2000.
  The total market value of investments is $1,590,225 and represents 2.9% of the Portfolio.
(A) -- Tri-party repurchase agreement
ADR -- American Depository Receipt
Cl -- Class

The accompanying notes are an integral part of the financial statements.

PBHG Insurance Series Fund, Inc.
--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO


STATEMENT OF OPERATIONS (000)
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2000 (UNAUDITED)

INVESTMENT INCOME:
     Dividends....................................................  $    21
     Interest.....................................................      117
                                                                    -------
        Total Investment Income...................................      138
                                                                    -------
EXPENSES:
     Investment Advisory Fees.....................................      151
     Administrative Fees..........................................       30
     Custodian Fees...............................................        3
     Transfer Agent Fees..........................................       12
     Printing Fees................................................        2
     Directors' Fees..............................................        1
     Amortization of Deferred Organizational Costs................        1
                                                                    -------
        Total Expenses............................................      200
                                                                    -------
NET INVESTMENT LOSS ..............................................      (62)
                                                                    -------
Net Realized Gain from Security Transactions......................    2,798
Net Change in Unrealized Appreciation   on Investments............    3,110
                                                                    -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS...................    5,908
                                                                    -------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................   $5,846
                                                                    -------
                                                                    -------

The accompanying notes are an integral part of the financial statements.

PBHG Insurance Series Fund, Inc.
--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS (000)
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2000 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 1999

                                                                                 01/01/00          01/01/99
                                                                                    to                 to
                                                                                 06/30/00          12/31/99
                                                                                ----------        -----------
INVESTMENT ACTIVITIES:
   Net Investment Loss.......................................................  $     (62)         $     (63)
   Net Realized Gain from Security Transactions..............................      2,798              2,199
   Net Change in Unrealized Appreciation on Investments .....................      3,110              7,768
                                                                               ---------          ---------
   Net Increase in Net Assets Resulting from Operations......................      5,846              9,904
                                                                               ---------          ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income.....................................................        --                 --
   Net Realized Gains from Security Transactions.............................        --                 --
                                                                               ---------          ---------
   Total Distributions.......................................................        --                 --
                                                                               ---------          ---------
CAPITAL SHARE TRANSACTIONS:
   Shares Issued.............................................................     24,950              8,804
   Shares Issued upon Reinvestment of Distributions..........................        --                 --
   Shares Redeemed...........................................................     (3,686)            (4,011)
                                                                               ---------          ---------
   Increase in Net Assets Derived from Capital Share Transactions............     21,264              4,793
                                                                               ---------          ---------
   Total Increase in Net Assets..............................................     27,110             14,697
                                                                               ---------          ---------
NET ASSETS:
   Beginning of Period.......................................................     27,295             12,598
                                                                               ---------          ---------
   End of Period.............................................................    $54,405            $27,295
                                                                               ---------          ---------
                                                                               ---------          ---------
SHARES ISSUED AND REDEEMED:
   Shares Issued.............................................................        877                502
   Shares Issued upon Reinvestment of Distributions..........................        --                 --
   Shares Redeemed...........................................................       (138)              (248)
                                                                               ---------          ---------
   Net Increase in Shares Outstanding........................................        739                254
                                                                               ---------          ---------
                                                                               ---------          ---------

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

PBHG Insurance Series Fund, Inc.
--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO


FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD




            Net                             Realized and                                                   Net
           Asset              Net            Unrealized            Distributions       Distributions      Asset
           Value           Investment         Gains or               from Net              from            Value
         Beginning           Income            Losses               Investment           Capital            End            Total
         of Period           (Loss)        on Securities              Income              Gains          of Period         Return
-----------------------------------------------------------------------------------------------------------------------------------
  2000 ** $25.51               --            $4.57                    --                   --              $30.08           17.91%+
  1999     15.44              $(0.05)        10.12                    --                   --               25.51           65.22%
  1998     11.82               (0.02)         3.64                    --                   --               15.44           30.63%
  1997(1)  10.00               --             1.82                    --                   --               11.82           18.20%+

                                                                                   Ratio
                                                                                   of Net
                                                   Ratio             Ratio        Investment
               Net                                of Net          of Expenses    Income (Loss)
             Assets              Ratio            Income           to Average     to Average
               End            of Expenses         (Loss)           Net Assets     Net Assets    Portfolio
            of Period         to Average        to Average        (Excluding     (Excluding     Turnover
              (000)           Net Assets        Net Assets          Waivers)       Waivers)       Rate
-----------------------------------------------------------------------------------------------------------
  2000 **   $54,405              0.99%*         (0.31)%*              0.99%*      (0.31)%*       68.46%+
  1999       27,295              1.10%          (0.41)%               1.17%       (0.48)%       157.04%
  1998       12,598              1.10%          (0.19)%               1.53%       (0.62)%        41.51%
  1997(1)     4,916              1.10%*          0.00%*               5.21%*      (4.11)%*       37.42%+

*  ANNUALIZED.
** FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2000 (UNAUDITED).
+ TOTAL RETURN AND PORTFOLIO TURNOVER HAVE NOT BEEN ANNUALIZED.
(1) THE PBHG LARGE CAP GROWTH PORTFOLIO COMMENCED OPERATIONS ON APRIL 30, 1997.

 Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.

PBHG Insurance Series Fund, Inc.
--------------------------------------------------------------------------------
PBHG LARGE CAP GROWTH PORTFOLIO


NOTES TO FINANCIAL STATEMENTS
AS OF JUNE 30, 2000 (UNAUDITED)


1.  ORGANIZATION
The PBHG Large Cap Growth Portfolio (the "Portfolio") is a series of the PBHG Insurance Series Fund, Inc. (the "Fund"), a Maryland corporation. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund consists of the Portfolio and six others: the PBHG Growth II Portfolio (the "Growth II Portfolio"), the PBHG Technology & Communications Portfolio (the "Technology & Communications Portfolio"), the PBHG Small Cap Value Portfolio (the "Small Cap Value Portfolio"), the PBHG Select Value Portfolio (the "Select Value Portfolio", formerly the Large Cap Value Portfolio), the PBHG Select 20 Portfolio (the "Select 20 Portfolio") and the PBHG Mid-Cap Value Portfolio (the "Mid-Cap Value Portfolio") (collectively, the "Portfolios"). Each Portfolio of the Fund is classified as a diversified management investment company, with the exception of the Select 20 Portfolio and the Technology & Communications Portfolio, which are classified as non-diversified management investment companies. The financial statements presented herein do not include the Growth II Portfolio, the Technology & Communications Portfolio, the Small Cap Value Portfolio, the Select Value Portfolio, the Select 20 Portfolio, or the Mid-Cap Value Portfolio whose financial statements are presented separately. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies. The assets of the Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of life insurance companies. At June 30, 2000, 88% and 11%, respectively of the outstanding shares of the Portfolio were held by the separate accounts of two participating Insurance Companies, respectively.


2.  SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Portfolio.

SECURITY VALUATION --Investment securities of the Portfolio that are listed on a securities exchange, and for which market quotations are readily available, are valued at the last quoted sales price at the close of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). If there is no such reported sale, these securities and unlisted securities for which market quotations are not readily available, are valued at the most recent bid price. Short-term investments may be valued at amortized cost which approximates market value. Foreign securities are valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Directors believes accurately reflects fair value.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of acquisition discounts and premiums during the respective holding periods.

DIVIDENDS -- Dividends from net investment income are declared annually, if available. Distributions of net realized capital gains are generally made to shareholders annually, if available. Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

FEDERAL INCOME TAXES -- It is the Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

NET ASSET VALUE PER SHARE -- The net asset value per share is calculated each business day by dividing the total value of the Portfolio's assets, less liabilities, by the number of shares outstanding.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by the Fund and followed by Pilgrim Baxter & Associates, Ltd. (the "Adviser") require that the market value of the collateral including accrued interest thereon, is sufficient in the event of default by the

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PBHG LARGE CAP GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Portfolio may be delayed or limited.

OTHER -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets.

All organizational costs incurred in connection with the start up of the Fund have been equally allocated to each Portfolio, except the Mid-Cap Value Portfolio, and are being amortized on a straight line basis over a period of sixty months from commencement of operations. In the event that any of the initial shares of each Portfolio are redeemed by any holder thereof during the period that each Portfolio is amortizing its organizational costs, the redemption proceeds payable to the holder thereof will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.


3.   INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER TRANSACTIONS
     WITH AFFILIATES
The Fund and the Adviser are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is paid a monthly fee at an annual rate of 0.75% of the average daily net assets of the Portfolio. In the interest of limiting expenses of the Portfolio, the Adviser has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement"). With respect to the Portfolio, the Adviser has agreed to waive or limit its fees and to assume other expenses of the Portfolio to the extent necessary to limit the total annual operating expenses (expressed as a percentage of the Portfolio's average daily net assets) to 1.10%. Reimbursement by the Portfolio of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement during any of the two previous fiscal years may be made at a later date when the Portfolio has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense ratio of the Portfolio to exceed 1.10%. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio's net assets exceed $75 million; (ii) the Portfolio's total annual expense ratio is less than 1.10%, and (iii) the payment of such reimbursement is approved by the Board of Directors on a quarterly basis. At June 30, 2000, the amount of advisory fee waiver and reimbursement of third party expenses by the Adviser subject to possible reimbursement was $45,732.

PBHG Fund Services (the "Administrator"), a wholly-owned subsidiary of the Adviser, provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of the Portfolio.

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI, and the Company are parties to a distribution agreement (the "Distribution Agreement") dated April 1, 1997, pursuant to which the Distributor serves as principal underwriter for the Company. The Distributor receives no compensation for serving in such capacity.

SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in SEI Investments Mutual Funds Services (the "Sub-Administrator"). The Sub-Administrator is an affiliate of the Fund's distributor and assists the Administrator in providing administrative services to the Fund. For acting in this capacity, the Administrator pays the Sub-Administrator a fee equal to the greater of $35,000 per Portfolio and $5,000 per additional class of shares or at the annual rate of 0.040% with respect to the first $2.5 billion of the average daily net assets of
(i) the Fund, and (ii) The PBHG Funds, Inc., another fund family managed by the Adviser (collectively known as the "PBHG Fund Family"), 0.025% of the next $7.5 billion of the average daily net assets of each Portfolio in the PBHG Fund Family, and 0.020% of the average daily net assets of each Portfolio in the PBHG Fund Family in excess of $10 billion.

The Fund has entered into an agreement with SEI Investments to manage the investments of repurchase agreements for the Fund. For its services SEI Investments received $1,095 for the period ended June 30, 2000.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Fund. First Union National Bank, serves as the custodian for the Fund.

Effective January 2, 1998, the Fund entered into a shareholder servicing agreement with PBHG Fund Services to provide

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PBHG LARGE CAP GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

shareholder support and other shareholder account-related services. PBHG Fund Services has, in turn, contracted with UAM Shareholder Service Center, Inc. ("UAMSSC") to assist in the provision of these services. UAMSSC receives no fees directly from the Portfolio. For the period ended June 30, 2000, PBHG Fund Services was paid $4,200 by the Portfolio for shareholder services. Certain officers and directors of the Fund who are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor received no compensation from the Fund for such services.


4.  INVESTMENT TRANSACTIONS
The cost of securities purchased and the proceeds from securities sold, other than short-term investments, for the Portfolio for the six months ended June 30, 2000, amounted to $46,613,689 and $25,388,270, respectively.

The aggregate gross unrealized appreciation and depreciation of securities held by the Portfolio for federal income tax purposes at June 30, 2000, amounted to $15,439,024 and $1,549,662, respectively. The total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes at June 30, 2000 was not materially different from amounts reported for financial reporting purposes.


5.  LINE OF CREDIT
The Portfolio may borrow, an amount up to its prospectus defined limitations, from a $500,000,000 committed line of credit available to certain funds in the PBHG Fund Family. Borrowings from the line of credit will bear interest at the Federal Funds Rate plus 0.50%. The PBHG Fund Family pays an annual commitment fee of 0.10% of the outstanding committed amount. Each Portfolio is allocated a portion of this fee based on its net assets relative to the net assets of the PBHG Fund Family. The Portfolio had no outstanding borrowing at June 30, 2000, or at any time during the period ended June 30, 2000.

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                                 [Logo omitted]
                        PBHG Insurance Series Fund, Inc.


                               INVESTMENT ADVISER
                        Pilgrim Baxter & Associates, Ltd.

                                   DISTRIBUTOR
                        SEI Investments Distribution, Co.
                                    Oaks, PA